C28 Information regarding members of the Board of Directors, the Group management and employees	12 Months Ended
Dec. 31, 2017
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C28 Information regarding members of the Board of Directors, the Group management and employees

C28    Information regarding members of the Board of Directors, the Group management and employees

Remuneration to the Board of Directors

Remuneration to members of the Board of Directors

SEK	Board fees	Number of synthetic shares/ portion of Board fee	Value at grant date of synthetic shares allocated in 2017 A	Number of previously allocated synthetic shares outstanding	Net change in value of synthetic shares1) B		Committee fees	Total fees paid in cash2) C		Total remuneration 2017 (A+B+C)
Board member
Leif Johansson	4,075,000	0/0%	—	—	—		400,000	4,475,000		4,475,000
Helena Stjernholm	990,000	8,661/50%	494,976	11,093	–13,606	1)	175,000	670,000		1,151,370
Jacob Wallenberg	990,000	12,992/75%	742,493	18,202	128,459	1)	175,000	422,500	5)	1,293,452
Jon Fredrik Baksaas	990,000	12,992/75%	742,493	—	–42,874		175,000	422,500		1,122,119
Jan Carlson	990,000	12,992/75%	742,493	—	–42,874		175,000	422,500		1,122,119
Nora Denzel	990,000	4,330/25%	247,460	5,489	23,549	1)	425,000	1,167,500		1,438,509
Börje Ekholm	—	—	—	33,203	339,168	1)	—	—		339,168
Eric A. Elzvik	990,000	4,330/25%	247,460	—	–14,289		350,000	1,092,500		1,325,671
Kristin Skogen Lund	990,000	4,330/25%	247,460	11,990	60,646	1)	250,000	992,500		1,300,606
Kristin S. Rinne	990,000	8,661/50%	494,976	7,395	–18,598	1)	200,000	695,000		1,171,378
Sukhinder Singh Cassidy	990,000	4,330/25%	247,460	6,210	3,393	1)	175,000	917,500		1,168,353
Employee Representatives
Pehr Claesson3)	15,000	—	—	—	—		—	15,000		15,000
Mikael Lännqvist3)	9,000	—	—	—	—		—	9,000		9,000
Kjell-Åke Soting	27,000	—	—	—	—		—	27,000		27,000
Roger Svensson	37,500	—	—	—	—		—	37,500		37,500
Karin Åberg	33,000	—	—	—	—		—	33,000		33,000
Zlatko Hadzic (deputy)3)	6,000	—	—	—	—		—	6,000		6,000
Torbjörn Nyman (deputy) 4)	13,500	—	—	—	—		—	13,500		13,500
Anders Ripa (deputy) 4)	13,500	—	—	—	—		—	13,500		13,500
Loredana Roslund (deputy) 4)	13,500	—	—	—	—		—	13,500		13,500

Total	13,153,000	73,618	4,207,271	93,582	422,974		2,500,000	11,445,500		16,075,745	6)

Total	13,153,000	73,618	4,207,271	93,582	632,329	7)	2,500,000	11,445,500		16,285,100	6)

1)	The difference in value as of the time for payment, compared to December 31, 2016, for synthetic shares allocated in 2012 (for which payment was made in 2017).

The difference in value as of December 31, 2017, compared to December 31, 2016, for synthetic shares allocated in 2013, 2014, 2015 and 2016. Calculated on a share price of SEK 53.85.

The difference in value as of December 31, 2017, compared to grant date for synthetic shares allocated in 2017.

The value of synthetic shares allocated in 2013, 2014, 2015 and 2016 includes respectively SEK 3.00, SEK 3.40, SEK 3.70 and SEK 1.00 per share in compensation for dividends resolved by the Annual General Meetings 2014, 2015, 2016 and 2017 and the value of the synthetic shares allocated in 2012 includes dividend compensation for dividends resolved in 2013, 2014, 2015 and 2016.

2)	Committee fee and cash portion of the Board fee.
3)	Left the Board in connection with the Annual General Meeting of shareholders 2017.
4)	Joined the Board in connection with the Annual General Meeting of shareholders 2017.
5)	In addition, an amount corresponding to statutory social charges in respect of the part of the fee that has been invoiced from a business was paid, amounting to SEK 174,460.
6)	Excluding social security charges and amounts invoiced through a business corresponding to such social security charges in to the amount of SEK 2,964,677.
7)	Including synthetic shares previously allocated to the former Directors Roxanne S. Austin and Alexander Izosimov. For these synthetic shares, the net change in value corresponds to the difference in value as of the time for payment compared to December 31, 2016.

Comments to the table

•	The Chairman of the Board was entitled to a Board fee of SEK 4,075,000 and a fee of SEK 200,000 for each Board Committee on which he served as Chairman.

•	The other Directors elected by the Annual General Meeting were entitled to a fee of SEK 990,000 each. In addition, the Chairman of the Audit Committee was entitled to a fee of SEK 350,000 and the other non-employee members of the Audit Committee were entitled to a fee of SEK 250,000 each. The Chairmen of the Finance, Remuneration and Technology and Science Committees were entitled to a fee of SEK 200,000 each and the other non-employee members of these Committees were entitled to a fee of SEK 175,000 each.

•	Members of the Board, who are not employees of the Company, have not received any remuneration other than the fees and synthetic shares as above. None of the Directors have entered into a service contract with the Parent Company or any of its subsidiaries, providing for termination benefits.

•	Members and deputy members of the Board who are Ericsson employees received no remuneration or benefits other than their entitlements as employees and a fee to the employee representatives and their deputies of SEK 1,500 per attended Board meeting and Committee meeting.

•	Board members invoicing for the amount of the Board and Committee fee from a business may add to the invoice an amount corresponding to social charges. The social charges thus included in the invoiced amount are not higher than the general payroll tax that would otherwise have been paid by the Company. The entire amount, i.e., the cash portion of the Board fee and the Committee fee, including social charges, constitutes the invoiced Board fee.

•	The Annual General Meeting 2017 resolved that non-employee Directors may choose to receive the Board fee (i.e., exclusive of Committee fee) as follows: i) 25% of the Board fee in cash and 75% in the form of synthetic shares, with a value corresponding to 75% of the Board fee at the time of allocation, ii) 50% in cash and 50% in the form of synthetic shares, or iii) 75% in cash and 25% in the form of synthetic shares. Directors may also choose not to participate in the synthetic share program and receive 100% of the Board fee in cash. Committee fees are always paid in cash.

The number of synthetic shares allocated is based on a volume-weighted average of the market price of Ericsson Class B shares on Nasdaq Stockholm during the five trading days immediately following the publication of Ericsson’s interim report for the first quarter 2017; SEK 57.15. The number of synthetic shares is rounded down to the nearest whole number of shares.

The synthetic shares are vested during the Directors’ term of office and the right to receive payment with regard to the allocated synthetic shares occurs after the publication of the Company’s year-end financial statement during the fifth year following the Annual General Meeting which resolved on the synthetic share program, i.e., in 2022. The amount payable shall be determined based on the volume-weighted average price for shares of Class B during the five trading days immediately following the publication of the year-end financial statement.

Synthetic shares were allocated to members of the Board for the first time in 2008 and have been allocated annually since then on equal terms and conditions. Payment based on synthetic shares allocated in 2012 occurred in 2017 and, in accordance with the terms and conditions for the synthetic share advance payment was then also made to the former Directors Roxanne S. Austin and Alexander Izosimov. The amounts paid in 2017 under the synthetic share programs were determined based on the volume-weighed average price for shares of Class B on Nasdaq Stockholm during the five trading days immediately following the publication of the year-end financial statements for 2016: SEK 51.92 and totalled SEK 2,788,056 excluding social security charges. The payments made do not constitute a cost for the Company in 2017. The Company’s costs for the synthetic shares have been disclosed each year and the net change in value of the synthetic shares for which payment was made in 2017, is disclosed in the table “Remuneration to members of the Board of Directors” on page 70.

The value of all outstanding synthetic shares fluctuates in line with the market value of Ericsson’s Class B share and may differ from year to year compared to the original value on their respective grant dates. The change in value of the outstanding synthetic shares is established each year and affects the total recognized costs that year. As of December 31, 2017, the total outstanding number of synthetic shares under the programs is 167,200 and the total accounted debt is SEK 9,440,105.

Remuneration to the Group management

The Company’s costs for remuneration to the Group management are the costs recognized in the Income statement during the fiscal year. These costs are disclosed under “Remuneration costs” below.

Costs recognized during a fiscal year in the Income statement are not fully paid by the Company at the end of the fiscal year. The unpaid amounts that the Company has in relation to the Group management are disclosed under “Outstanding balances.”

Remuneration costs

The total remuneration to the President and CEO and to other members of the Group management, consisting of the Executive Team (ET), includes fixed salary, short- and long-term variable compensation, pension and other benefits. These remuneration elements are based on the guidelines for remuneration to Group management as approved by the Annual General Meeting held in 2017: see the approved guidelines in section “Guidelines for remuneration to Group management 2017.”

Remuneration costs for the President and CEO and other members of Executive Team (ET)

SEK	President and CEO1) 2017		President and CEO2) 2017	Total: President and CEO 2017	President and CEO 2016	Other members of ET 2017	Other members of ELT 2016	Total 2017	Total 2016
Salary 3)	13,980,639		398,531	14,379,170	45,882,357	162,159,462	119,501,092	176,538,632	165,383,449
Annual variable remuneration provision earned for the year	—		—	—	—	7,331,278	6,230,285	7,331,278	6,230,285
Long-term variable compensation provision	6,119,323		—	6,119,323	8,727,083	9,840,643	9,278,252	15,959,966	18,005,336
Pension costs	7,365,132	4)	162,941	7,528,073	11,954,758	31,592,635	29,387,498	39,120,708	41,342,256
Other benefits	315,263		2,923	318,187	69,992	17,311,905	12,604,635	16,630,091	12,674,627
Social charges and taxes	8,728,588		165,666	8,894,255	20,241,066	52,086,808	29,147,247	60,981,063	49,388,312

Total	36,508,946		730,061	37,239,007	86,875,256	280,322,732	206,149,008	317,561,739	293,024,265

1)	Börje Ekholm served as President and CEO from January 16, 2017. Remuneration costs shown for Börje Ekholm includes the period from January 16, 2017, to December 31, 2017.
2)	Jan Frykhammar served as President and CEO from January 1, 2017, to January 15, 2017. Remuneration costs shown for Jan Frykhammar includes the period from January 1, 2017, to January 15, 2017 (costs for the rest of the year is included in “Other members of ET 2017”).
3)	Includes severance pay and compensation for unused vacations.
4)	Cash payment in lieu of defined contribution payment, made in a cost neutral way for Ericsson.

Comments to the table

•	Jan Frykhammar was President and CEO of Ericsson until January 15, 2017, and Börje Ekholm was appointed President and CEO from January 16, 2017.

•	Effective April 1, 2017, the Executive Leadership Team (ELT) was replaced by Executive Team (ET).

•	During 2017, Jan Frykhammar and Magnus Mandersson were appointed as Executive Vice Presidents by the Board of Directors, none of which acted as deputy to the President and CEO. Both were relieved from their duties as Executive Vice Presidents on November 6, 2017, and replaced by Fredrik Jejdling effective November 7, 2017. Fredrik Jejdling did not act as deputy to the President and CEO in 2017. Executive Vice Presidents are included in the group “Other members of ET”, except for the period between January 1, 2017, and January 15, 2017, when Jan Frykhammar is included in President and CEO.

•	The group “Other members of ET” comprises of the following persons: MajBritt Arfert, Arun Bansal, Ulf Ewaldsson, Niklas Heuveldop, Chris Houghton, Fredrik Jejdling, Nina Macpherson, Carl Mellander, Helena Norrman, Elaine Weidman-Grunewald. In addition, Rafiah Ibrahim, Peter Laurin and Nunzio Mirtillo joined ET on April 1, 2017. Anders Lindblad (left ET effective April 1, and Ericsson August 31, 2017), Per Borgklint (left ET effective April 1, and Ericsson September 30, 2017), Charlotta Sund (left ET effective April 1, and Ericsson October 26, 2017), Jean-Philippe Poirault (left ET April 1, 2017, and will leave Ericsson on June 30, 2018), Rima Qureshi (left ET effective May 11, and Ericsson November 5, 2017), Jan Frykhammar (left ET effective November 7, 2017, and will leave Ericsson on March 31, 2018), Magnus Mandersson (left ET effective November 7, 2017, and will leave Ericsson on June 30, 2018).

•	The salary stated in the table for the President and CEO and other members of the ET includes vacation pay paid during 2017 as well as other contracted compensation expensed in 2017.

•	The remuneration costs for 2017 include termination provisions, including estimates of future severance pay and compensation for unused vacation, in respect of individuals who left Ericsson during 2017.

•	“Long-term variable compensation provision” refers to the compensation costs during 2017 for all outstanding share-based plans.

•	For members of the ET employed in Sweden before 2011, a supplementary plan is applied in addition to the occupational pension plan for salaried staff on the Swedish labor market (ITP) with pension payable from the age of 60 years. These pension plans are not conditional upon future employment at Ericsson.

Outstanding balances

The Company has recognized the following liabilities relating to unpaid remunerations in the Balance sheet:

•	Ericsson’s commitments for defined benefit based pensions as of December 31, 2017, for other members of ET under IAS 19 amounted to SEK 45,651,263 (SEK 44,800,609) of which SEK 36,957,641 (SEK 38,333,332) refers to the ITP and early retirement, and the remaining SEK 8,693,622 (SEK 6,467,277) to disability and survivors’ pensions. The President and CEO does not have a Swedish defined benefit based pension plan, hence, Ericsson bears no commitment.

•	For previous Presidents and CEOs, the Company has made provisions for defined benefit pension plans in connection with their active service periods within the Company.

Maximum outstanding matching rights

As of December 31, 2017 Number of Class B shares	The President and CEO	Other members of the ET
Stock Purchase Plans 2014–2016
Executive Performance Stock Plans 2014–2016	—	183,054

Comments to the table

•	For the definition of matching rights, see the description in section “Long-term variable compensation”.

•	Matching result of 33.33% is included for the 2014 plan.

•	Cash conversion targets for 2015 and 2016 were reached, but it was not reached in 2017.

•	During 2017, no matching shares were received by President and CEO since Börje Ekholm is not entitled for the Stock Purchase and Executive Performance Stock Plans. Jan Frykhammar’s matching shares are included in ‘Other members of the ET’.

•	During 2017, other members of the ET received 79,285 matching shares.

Option agreements

Prior to taking office as President and CEO of Ericsson, Board member Börje Ekholm entered into an option agreement in 2016 with Investor AB and AB Industrivärden, shareholders of Ericsson. Each of these two shareholders has issued 1,000,000 call options to Börje Ekholm on market terms (valuation conducted, using the Black & Scholes model, by an independent third party). Under the agreements, Börje Ekholm has purchased in total 2,000,000 call options, issued by the shareholders, for a purchase price of SEK 0.49 per call option. Each call option entitles the purchase of one Ericsson B share from the shareholders at a strike price of SEK 80 per share during one year after a seven-year period. Since the President and CEO has the power to influence the dividend paid by the Company, a potential conflict of interest exists. The option agreements therefore contain a strike price recalculation mechanism which is intended to make the options payoff neutral regardless of what the actual dividends are. Due to the fact that the call options were purchased on market terms as described above, no compensation expense has been recognized by the Company and will not be recognized during the remaining part of the seven-year period.

Guidelines for remuneration to Group management 2017

For Group management consisting of the Executive Leadership Team, including the President and CEO, total remuneration consists of fixed salary, short- and long-term variable compensation, pension and other benefits.

The following guidelines apply to the remuneration of the Executive Leadership Team:

•	Variable compensation is in cash and stock-based programs awarded against specific business targets derived from the long-term business plan approved by the Board of Directors. Targets may include share-price related or financial targets at either Group or unit level, operational targets, employee engagement targets or customer satisfaction targets.

•	All benefits, including pension benefits, follow the competitive practice in the home country taking total compensation into account.

•	By way of exception, additional arrangements can be made when deemed necessary. An additional arrangement can be renewed but each such arrangement shall be limited in time and shall not exceed a period of 36 months and twice the remuneration that the individual would have received had no additional arrangement been made.

•	The mutual notice period may be no more than six months. Upon termination of employment by the Company, severance pay amounting to a maximum of 18 months fixed salary is paid. Notice of termination given by the employee due to significant structural changes, or other events that in a determining manner affect the content of work or the condition for the position, is equated with notice of termination served by the Company.

Long-Term Variable compensation

The Long-Term Variable Compensation Program 2017 for the Executive Team

The Long-Term Variable Compensation Program 2017 for the Executive Team (LTV 2017) is an integral part of the Company’s remuneration strategy. The LTV 2017 has been approved by the Annual General Meeting (AGM) of shareholders 2017 and is designed to provide long-term incentives for members of the Executive Team (ET) and to incentivize the Company’s performance creating long-term value. The aim is to attract, retain, and motivate the executives in a competitive market through performance based share related incentives and to encourage the build-up of significant equity holdings to align the interests of the participants with those of the shareholders.

The LTV 2017 includes all members of ET, a total of 16 employees in 2017. Awards under LTV 2017 are granted to the participant, provided that certain performance conditions set out below are met, to receive a number of shares, free of charge, following expiration of a three-year vesting period (“Performance Share Awards”). Allotment of shares pursuant to Performance Share Awards are subject to the achievement of the performance conditions, as set out below, and generally requires that the participant retains his or her employment over a period of three years from the date of grant (the “Vesting Period”). All major decisions relating to LTV 2017 are taken by the Remuneration Committee, with approval by the full Board of Directors as required.

The participants were granted Performance Share Awards on May 18, 2017. The value of the underlying shares in respect of the Performance Share Award made to the President & CEO was 180% of the annual base salary, and for other participants 22.5% of the participants’ respective annual base salaries at the time of grant. The share price used to calculate the number of shares to which the Performance Share Award entitles was calculated as the volume-weighted average of the market price of Class B shares on Nasdaq Stock-holm during the five trading days immediately following the publication of the Company’s interim report for the first quarter of 2017.

The vesting of Performance Share Awards is subject to the satisfaction of challenging performance conditions which will determine what portion, if any, of the Performance Share Awards will vest at the end of the Performance Period as defined below. The two performance criteria are based on absolute Total Shareholder Return (TSR) and relative TSR development for the Class B share over the period January 1, 2017 to December 31, 2019 (the “Performance Period”). The details on how the TSR development will be calculated and measured are explained in minutes from the AGM 2017 under Item 17, and summarized below:

LTV 2017 and EPP 2017 Performance Targets

Year	Target	Criteria	Weight	Vesting
2017	Absolute TSR	Range: 6%–14%	50%	0%–200% (linear pro-rata )
2017	Relative TSR	Ranking of Ericsson: 12–5	50%	0%–200% (linear pro-rata )

Provided that the above performance criteria have been met during the Performance Period and that the Participant has retained his or her employment (unless special circumstances are at hand) during the Vesting Period, allotment of vested shares will take place as soon as practically possible following the expiration of the Vesting Period.

When determining the final vesting level of Performance Share Awards, the Board of Directors shall examine whether the vesting level is reasonable considering the Company’s financial results and position, conditions on the stock market and other circumstances, and if not, reduce the vesting level to lower level deemed appropriate by the Board of Directors.

In the event delivery of shares to the Participants cannot take place under applicable law or at a reasonable cost and employing reasonable administrative measures, the Board of Directors will be entitled to decide that Participants may, instead, be offered cash settlement.

Originally designated shares for LTV 2017 was comprising a maximum of 3 million shares, 0,7 million shares were granted for ET during 2017 with share price of SEK 57.15 at grant date. Fair value for LTV 2017 was SEK 65.68, compensation cost was SEK 9.9 million for 2017. The fair value, calculated at grant date for LTV 2017 is the average of the fair values established for absolute and relative TSR performance conditions on the grant date of May 18, 2017, using a Monte Carlo model, which uses a number of inputs, including expected dividends, expected share price volatility and the expected period to exercise.

The accounting treatment for LTV 2017 is prescribed in IFRS 2 Share-based payment as described in note C1 Significant accounting policies. As it is a share-settled plan with market conditions the total compensation expense is calculated based on the fair market value at grant date and recognized over the service period of three years. The amount is fixed for the service period, except for any persons leaving or added to the plan. Only such changes of persons adjust the total compensation expense.

The Executive Performance Plan 2017 (EPP 2017)

The Executive Performance Plan 2017 (EPP 2017) is also an integral part of the Company’s remuneration strategy. The aim is to attract, retain, and motivate senior managers in a competitive market through performance based long-term cash incentive supporting the achievement of the Company’s long-term strategies and business objectives.

Under the EPP 2017, up to 500 senior managers (452 nominated in 2017) are selected through a nomination process that identifies individuals according to performance, potential, critical skills, and business critical roles. There are two award levels at 15% and 22.5% of the participants’ annual gross salary. Participants are assigned a potential award, which is converted into a number of synthetic shares based on the same market price of Class B shares used for the LTV 2017. The three-year vesting period is the same as for the LTV 2017. The vesting level of the award is subject to the achievement of the same performance conditions over the same Performance Period defined for the LTV 2017, and generally requires that the participant retains his or her employment over the Vesting Period. At the end of the Vesting Period, the allotted synthetic shares are converted into a cash amount, based on the market price of Class B shares Nasdaq Stockholm at the payout date, and this final amount is paid to the Participant in cash gross before tax.

The accounting treatment for EPP 2017 is prescribed in IFRS 2 Share-based payment as described in Note C1, “Significant accounting policies.” At the start of the service period, compensation costs are calculated as for the LTV 2017. As it is a cash settled plan the compensation expense is remeasured during the service period, considering the impact of the share price development targets, being the same as under the LTV 2017. Total compensation expense for the Company is the same as the total pay-out to the employee.

2017 Key Contributor Plan

The 2017 Key Contributor Plan is part of Ericsson’s talent management strategy and is designed to recognize the best talent, individual performance, potential and critical skills as well as encourage the retention of key employees. Under the program, up to 7,000 employees (6,876 employees nominated in 2017) are selected through a nomination process that identifies individuals according to performance, potential, critical skills, and business critical roles. There are two award levels at 10% and 25% of the participants’ annual gross salary. Participants are assigned a potential award, which is converted into a number of synthetic shares based on the same market price of Class B shares used for the LTV 2017. There is a mandatory three-year retention period for receiving the award and the award is subject only to continued employment until the end of the retention period. The value of each synthetic share is driven by the absolute share price performance of Class B shares during the retention period. At the end of the retention period, the synthetic shares are converted into a cash amount, based on the market price of Class B shares Nasdaq Stock-holm at the payout date, and this final amount is paid to the Participant in cash gross before tax.

The cost of the cash based plans (the Executive Performance Plan 2017 and the 2017 Key Contributor Plan) in 2017 is shown in the table below:

Compensation cost under LTV cash based plans

(SEK million)	Number of synthetic shares (million)	Compensation cost year 2017 1)
Executive Performance Plan	2.3	31.4	2)
Key Contributor Plan	11.8	138.6	3)

Total compensation cost	14.1	170.0

1)	7.5 months between May 18 and December 31, 2017.
2)	Fair value at grant date, SEK 65.68.
3)	Fair value based on share price as of December 18, 2017, SEK 56.55.

Year 2017 is the first year under these plans and therefore the liability is equal to the cost for the year.

The accounting treatment for 2017 Key Contributor Plan is prescribed in IFRS 2 Share-based payment as described in Note C1, “Significant accounting policies.” At grant date the share price was SEK 57.15. As it is a cash settled plan the compensation expense is remeasured during the service period, considering the Ericsson share price development during the service period. The total cost for a plan for the three years of service is equal to the pay-out.

2014–2016 Long-Term Variable compensation programs

Until 2017, share-based compensation was made up of three different but linked plans: the all-employee Stock Purchase Plan, the Key Contributor Retention Plan, and the Executive Performance Stock Plan.

The Stock Purchase Plan

The Stock Purchase Plan was designed to offer an incentive for all employees to participate in the Company where practicable. For the 2016 and earlier plans, employees were able to save up to 7.5% of their gross fixed salary for purchase of Class B contribution shares at market price on Nasdaq Stockholm or American Depositary Shares (ADSs) on NASDAQ New York (contribution shares) during a twelve-month period (contribution period). If the contribution shares are retained by the employee for three years after the investment and their employment with the Ericsson Group continues during that time, then the employee’s shares will be matched with a corresponding number of Class B shares or ADSs free of consideration. Employees in 100 countries participate in the plans.

The table below shows the contribution periods and participation details for ongoing plans as of December 31, 2017.

Stock Purchase Plans

Plan	Contribution period	Number of participants at launch	Take-up rate–percent of eligible employees
Stock Purchase plan 2014	August 2014–July 2015	32,000	30%
Stock Purchase plan 2015	August 2015–July 2016	33,800	31%
Stock Purchase plan 2016	August 2016–July 2017	31,500	29%

No Stock Purchase Plan was proposed in 2017.

The accounting treatment for SPP is prescribed in IFRS 2 Share-based payment as described in Note C1, “Significant accounting policies.” This plan is a stock purchase share-settled plan. The total cost for a plan for the three years of service is based on the number of shares that vest, due to savings and calculated based on the fair value of the shares as defined at grant date.

The Key Contributor Retention Plan

The Key Contributor Retention Plan was part of Ericsson’s talent management strategy and was designed to give recognition for performance, critical skills and potential as well as to encourage retention of key employees. Under the program, up to 10% of employees were selected through a nomination process that identifies individuals according to performance, critical skills and potential. Participants selected obtained one extra matching share in addition to the ordinary one matching share for each contribution share purchased under the Stock Purchase Plan during a twelve-month period.

Since no Stock Purchase Plan was proposed for 2017, a cash-based 2017 Key Contributor Plan was introduced replacing the Key Contributor Retention Plan. The Key Contributor Plan 2017 is described above.

The accounting treatment for the Key Contributor Retention Plan is the same as for the Stock Purchase Plan, however, these employees receive two shares for each share invested.

Executive Performance Stock Plan targets

	Base year value SEK billion	Year 1		Year 2		Year 3
2016
Growth (Net sales growth)	246.9		Compound annual growth rate of 2–6%
Margin (Operating income growth)1)	24.8		Compound annual growth rate of 5–15%
Cash flow (Cash conversion)	—	≥	70%	≥	70%	≥	70%
2015
Growth (Net sales growth)	228.0		Compound annual growth rate of 2–6%
Margin (Operating income growth)1)	16.8		Compound annual growth rate of 5–15%
Cash flow (Cash conversion)	—	≥	70%	≥	70%	≥	70%

1)	Excluding extraordinary restructuring charges.

The Executive Performance Stock Plan

The Executive Performance Stock Plan was designed to focus management on driving earnings and provide competitive remuneration. Senior managers, including ET, were selected to obtain up to four or six extra shares (performance matching shares) in addition to the ordinary one matching share for each contribution share purchased under the Stock Purchase Plan. Up to 0.5% of employees were offered participation in the plan. The performance targets were linked to growth of Net Sales, Operating Income and Cash Conversion.

The table “Executive Performance Stock Plan targets” show ongoing Executive Performance Stock Plans as of December 31, 2017.

Since no Stock Purchase Plan was proposed for 2017, share-based Long-Term Variable Compensation Program 2017 (LTV 2017) was introduced for ET with the approval of shareholders in the 2017 Annual General Meeting of shareholders. For the senior managers, a cash based 2017 Executive Performance Plan (EPP 2017) was introduced replacing the Executive Performance Stock Plan. The LTV 2017 and the EPP 2017 are described above.

The accounting treatment for the Executive Performance Stock Plan is prescribed in IFRS 2 Share-based payment as described in note C1 Significant accounting policies. This plan is a stock purchase share-settled plan with performance conditions. The total cost for a plan for the three years of service is based on the number of shares that vest, due to fulfillment of targets and savings. The costs are calculated based on the fair value of the shares as defined at grant date.

Shares for LTV 2013–2016

Plan (million shares)		Stock Purchase Plan, Key Contributor Retention Plan and Executive Performance Stock Plans								Total
		2016		2015		2014		2013
Originally designated	A	21.6		23.5		22.8		26.6		94.5
Outstanding beginning of 2017	B	7.5		18.7		11.8		7.0		45.0
Awarded during 2017	C	17.1		—		—		—		17.1
Exercised/matched during 2017	D	1.4		1.6		3.2		6.8		13.0
Forfeited/expired during 2017	E	1.6		1.7		1.9		0.2		5.4
Outstanding end of 20171)	F=B+C–D–E	21.6		15.4		6.7		—		43.7
Compensation costs charged during 2017 (SEK million)3)	G	274.5	2)	315.4	2)	234.1	2)	51.5	2)	875.5

1)	Shares under the Executive Performance Stock Plans were based on the fact that the 2013 plan came out at 39.7%, in casu 60.3% lapsed and that the 2014 plan vested for 33% and lapsed for 67%. For the other ongoing plans, cost is estimated.
2)	Fair value is calculated as the share price on the investment date, reduced by the net present value of the dividend expectations during the three-year vesting period. Net present value calculations are based on data from external party. For shares under the Executive Performance Stock Plans, the company makes a forecast for the fulfillment of the financial targets for all ongoing plans except for 2013 and 2014 plans as disclosed under 1) when calculating the compensation cost. Fair value of the Class B share at each investment date during 2017 was: February 15 SEK 46.77, May 15 SEK 54.46 and August 15 SEK 46.19.
3)	Total compensation costs charged during 2016: SEK 957 million, 2015: SEK 865 million.

Shares for LTV 2013–2016 and LTV 2017

LTV 2013–2016 and LTV 2017 are funded with treasury stock and are equity settled. Treasury stock for all plans has been issued in directed cash issues of Class C shares at the quotient value and purchased under a public offering at the subscription price plus a premium corresponding to the subscribers’ financing costs, and then converted to Class B shares.

For all these plans, additional shares have been allocated for financing of social security expenses. Treasury stock is sold on the Nasdaq Stockholm to cover social security payments when arising due to matching of shares. During 2017, 1,827,600 shares were sold at an average price of SEK 53.82. Sales of shares are recognized directly in equity.

If, as of December 31, 2017, all shares allocated for future matching under the Stock Purchase Plan were transferred, and shares designated to cover social security payments were disposed of as a result of the exercise and the matching, approximately 45 million Class B shares would be transferred, corresponding to 1.4% of the total number of shares outstanding, or 3,284 million not including treasury stock. As of December 31, 2017, 50 million Class B shares were held as treasury stock.

The table above shows how shares (representing matching rights but excluding shares for social security expenses) are being used for all outstanding plans. From up to down the table includes (A) the number of shares originally approved by the Annual General Meeting; (B) the number of originally designated shares that were outstanding at the beginning of 2017; (C) the number of shares awarded during 2017; (D) the number of shares matched during 2017; (E) the number of shares forfeited by participants or expired under the plan rules during 2017; and (F) the balance left as outstanding at the end of 2017, having added new awards to the shares outstanding at the beginning of the year and deducted the shares related to awards matched, forfeited and expired. The final row (G) shows the compensation costs charged to the accounts during 2017 for each plan, calculated as fair value in SEK.

For a description of compensation cost, including accounting treatment, see Note C1, “Significant accounting policies,” section Share-based compensation to employees and the Board of Directors.

Employee numbers, wages and salaries

Employee numbers

Average number of employees by gender and market area

	2017			2016
	Women	Men	Total	Women	Men	Total
South East Asia, Oceania and India	5,212	19,773	24,985	6,106	20,499	26,605
North East Asia	4,189	8,657	12,846	4,297	9,186	13,483
North America	2,337	8,595	10,932	2,862	10,667	13,529
Europe and Latin America1) 2)	13,135	40,647	53,782	12,928	44,558	57,486
Middle East and Africa	920	3,904	4,824	743	4,570	5,313

Total	25,793	81,576	107,369	26,936	89,480	116,416
1) Of which in Sweden	3,299	11,013	14,312	3,650	12,359	16,009
2) Of which in EU	10,534	31,130	41,664	10,056	33,852	43,907

Number of employees by market area at year-end

	2017	2016
South East Asia, Oceania and India	24,495	26,570
North East Asia	12,456	13,042
North America	10,009	11,547
Europe and Latin America1) 2)	49,231	54,873
Middle East and Africa	4,544	5,432

Total	100,735	111,464
1) Of which in Sweden	13,864	15,303
2) Of which in EU	39,508	42,625

Number of employees by gender and age at year-end 2017

	Women	Men	Percent of total
Under 25 years old	1,611	2,283	4%
25–35 years old	9,776	27,458	37%
36–45 years old	6,452	25,301	31%
46–55 years old	4,205	16,741	21%
Over 55 years old	1,490	5,418	7%

Percent of total	23%	77%	100%

Employee movements

	2017	2016
Headcount at year-end	100,735	111,464
Employees who have left the Company	21,791	19,865
Employees who have joined the Company	11,062	15,048
Temporary employees	676	1,148

Employee wages and salaries

Wages and salaries and social security expenses

(SEK million)	2017	2016
Wages and salaries	58,966	60,064
Social security expenses	17,536	17,710
Of which pension costs	5,592	5,254

Amounts related to the President and CEO and the Executive Leadership Team are included in the table above.

Remuneration to Board members and Presidents in subsidiaries

(SEK million)	2017	2016
Salary and other remuneration	347	462
Of which annual variable remuneration	79	106
Pension costs1)	32	38

1)	Pension costs are over and above any social secutity charges and taxes.

Board members, Presidents and Group management by gender at year end

	2017		2016
	Women	Men	Women	Men
Parent Company
Board members and President	43%	57%	46%	54%
Group Management	36%	64%	35%	65%
Subsidiaries
Board members and Presidents	19%	81%	19%	81%